Earnings/ (Loss) Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company		$ (104,405)	$ (17,968,598)	$ (14,815,596)
Diluted (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company		$ (104,405)	$ (17,968,598)	$ (14,815,596)
Basic (Loss)/Earnings Per Share Denominator
Original shares:	[1]	2,271,299	1,986,299	1,767,821
Additions from actual events:
- Issuance of common stock, weighted	[1]	246,192	288,421	93,010
Basic weighted average shares outstanding	[1]	2,517,491	2,229,915	1,860,831
Diluted (Loss)/Earnings Per Share Denominator
Basic weighted average shares outstanding	[1]	2,517,491	2,229,915	1,860,831
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants	[1],[2]
Diluted Weighted Average Shares Outstanding:	[1]	2,517,491	2,229,915	1,860,831
(Loss)/Earnings Per Share
-Basic		$ (0.00)	$ (8.06)	$ (7.96)
-Diluted		$ (0.00)	$ (8.06)	$ (7.96)
Weighted Average Shares Outstanding
- Basic	[1]	2,517,491	2,229,915	1,860,831
- Diluted	[1]	2,517,491	2,229,915	1,860,831

[1]	The amount of shares and the respective calculations of earnings/(loss) per share have been adjusted according to reverse split.
[2]	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the outstanding warrants being out-of-the-money during the periods presented.